Loans and Allowance for Credit Losses, Loans by Credit Quality Indicator, Commercial (Details) - USD ($) $ in Millions	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008
Loans and Leases Receivable Disclosure [Abstract]
Loans	$ 916,559	[1]	$ 862,551	[1]	$ 822,286	$ 798,351	$ 769,631
Financing Receivable, Recorded Investment, Nonaccrual Status	11,382		12,848
Commercial Real Estate Mortgage and Construction Loans [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	7,100
Financing Receivable, Recorded Investment, Nonaccrual Status	1,000
Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	456,583		414,826		377,090	359,814	344,709
Financing Receivable, Recorded Investment, Nonaccrual Status	2,424		2,239
Commercial and Industrial Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	299,892		271,795		235,358	223,703	205,824
Financing Receivable, Recorded Investment, Nonaccrual Status	1,363		538
Commercial Real Estate Mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	122,160		111,996		112,427	106,392	106,028
Financing Receivable, Recorded Investment, Nonaccrual Status	969		1,490
Commercial Real Estate Construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	22,164		18,728		16,934	16,983	19,470
Financing Receivable, Recorded Investment, Nonaccrual Status	66		187
Lease Financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	12,367		12,307		$ 12,371	$ 12,736	$ 13,387
Financing Receivable, Recorded Investment, Nonaccrual Status	26		24
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	455,871		413,319
Financing Receivable, Recorded Investment, Nonaccrual Status	2,424		2,239
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	429,699		388,314
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	26,172		25,005
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	299,814		271,720
Financing Receivable, Recorded Investment, Nonaccrual Status	1,363		538
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	281,356		255,611
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	18,458		16,109
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	121,618		110,735
Financing Receivable, Recorded Investment, Nonaccrual Status	969		1,490
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	115,025		103,319
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	6,593		7,416
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	22,072		18,557
Financing Receivable, Recorded Investment, Nonaccrual Status	66		187
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	21,546		17,661
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	526		896
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	12,367		12,307
Financing Receivable, Recorded Investment, Nonaccrual Status	26		24
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	11,772		11,723
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	595		584
PCI Loans Carrying Value [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	19,971		23,320
PCI Loans Carrying Value [Member] | Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	712		1,507					$ 18,700
PCI Loans Carrying Value [Member] | Commercial and Industrial Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	78		75
PCI Loans Carrying Value [Member] | Commercial Real Estate Mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	542		1,261
PCI Loans Carrying Value [Member] | Commercial Real Estate Construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	92		171
PCI Loans Carrying Value [Member] | Lease Financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Total PCI loans (carrying value)	$ 0		$ 0

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.